Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Carrying value and fair value of financial assets
Carrying value and fair value of financial assets and liabilities are summarized as follows:

	December 31, 2021		December 31, 2020
Classification ($000s)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets at fair value through profit or loss	37,929	37,929	34,510	34,510
Financial assets at amortized cost	12,217	12,217	9,996	9,996
Financial liabilities at fair value through profit or loss	88	88	398	398
Financial liabilities at amortized cost	29,952	29,952	43,654	43,757

Carrying value and fair value of financial liabilities
Carrying value and fair value of financial assets and liabilities are summarized as follows:

	December 31, 2021		December 31, 2020
Classification ($000s)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets at fair value through profit or loss	37,929	37,929	34,510	34,510
Financial assets at amortized cost	12,217	12,217	9,996	9,996
Financial liabilities at fair value through profit or loss	88	88	398	398
Financial liabilities at amortized cost	29,952	29,952	43,654	43,757

Schedule of outstanding derivative commodity contract positions
The following table summarizes TransGlobe’s outstanding derivative commodity contract positions as at December 31, 2021, the fair values of which have been presented on the Consolidated Balance Sheet:

Financial AECO natural gas contracts

Period Hedged	Contract	Remaining Volume (GJ)	Daily Volume (GJ)	Bought Put C$/GJ	Sold Call C$/GJ
Jan 2022 - Mar 2022	Collar	351,000	3,900	2.50	4.20
Apr 2022 - Jun 2022	Collar	354,900	3,900	2.50	3.35
Jul 2022 - Sep 2022	Collar	358,800	3,900	2.50	3.10
Oct 2022 - Dec 2022	Collar	358,800	3,900	2.50	4.00

Schedule of loss on financial instruments
The gains and losses on financial instruments for 2021 and 2020 are comprised as follows:

	Years Ended December 31
($000s)	2021	2020
Realized derivative loss (gain) on derivative commodity contracts during the year	10,475	(6,801)
Unrealized derivative loss on commodity contracts outstanding at year end	88	180

Loss (gain) on financial instruments	10,563	(6,621)

Schedule of credit risk relates to trade receivables
Trade and other receivables are analyzed in the table below.

($000s)	December 31, 2021	December 31, 2020
Neither impaired nor past due	4,022	6,542
Not impaired and past due in the following period:
Within 30 days	6,067	2,255
31-60 days	851	34
61-90 days	608	510
Over 90 days	669	655

Accounts receivable	12,217	9,996

Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The following are the contractual maturities of financial liabilities at December 31, 2021:

		Payment Due by Period 1
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	26,112	26,112	-	-	-
Long-term debt	Yes-Liability	3,040	-	3,040	-	-
Lease obligations 2	Yes-Liability	800	764	36	-	-
Drilling commitment	No	1,000	1,000	-	-	-
Share-based compensation liabilities	Yes-Liability	10,133	6,174	3,959	-	-
Derivative commodity contracts	Yes-Liability	88	88	-	-	-
Equipment and facility leases 3	No	481	481	-	-	-

Total		41,654	34,619	7,035	-	-

1	Payments denominated in foreign currencies have been translated at December 31, 2021 exchange rates

2	These amounts include the notional principal and interest payments.

3	Equipment lease includes one workover rig.

Disclosure of objectives, policies and processes for managing capital [text block]
The Company was subject to, and in compliance with, financial covenants as at December 31, 2021 and 2020. TransGlobe defines and computes its capital as follows:

	Years Ended December 31
($000s)	2021	2020
Long-term debt, including the current portion	3,040	21,464
Current assets	(54,170)	(53,864)
Current liabilities, excluding the current portion of long-term debt	33,138	23,618

Net debt	(17,992)	(8,782)

Shareholder’s equity	178,574	138,295
Total capital	160,582	129,513